Offerings - Offering: 1	Feb. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, per value $0.001 per share
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.046
Maximum Aggregate Offering Price	$ 6,900,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.89
Offering Note	Represents shares offered by the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $0.046 per share on February 5, 2026, pursuant to Rule 457(c) under the Securities Act.